Deferred Income Tax asset and liability - Reconciliation of effective income tax rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before Income Tax	S/ 1,943,441	S/ 1,506,909	S/ 1,359,980
Tax Expense Income At Applicable Tax Rate	573,315	444,538	401,194
Tax Effect Of Revenues from Foreign Subsidiaries	(18,570)	(37,681)	(32,365)
Tax Effect Of Revenues Exempt From Taxation 2011	(128,623)	(49,484)	(87,891)
Tax Effect Of Expense Not Deductible In Determining Taxable Profit Tax Loss	64,303	80,555	43,571
Tax effect of foreign tax rates	2,901	(22,413)	2,017
Income Tax Expense Continuing Operations	S/ 493,326	S/ 415,515	S/ 326,526
Accounting Profit Percentage	100.00%	100.00%	100.00%
Applicable Tax Rate	29.50%	29.50%	29.50%
Tax Rate Effect Of Revenues from Foreign Subsidiaries	(1.00%)	(2.50%)	(2.40%)
Tax Rate Effect Of Revenues Exempt From Taxation	(6.60%)	(3.30%)	(6.50%)
Tax Rate Effect Of Expense Not Deductible In Determining Taxable Profit Tax Loss	3.30%	5.30%	3.20%
Tax Rate Effect Of Foreign Tax Rates	0.20%	(1.40%)	0.20%
Average Effective Tax Rate	25.40%	27.60%	24.00%